Convertible Preferred Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock [Abstract]
Preferred stock, dividend rate	8.00%
Aggregate proceeds (in Dollars)	$ 100,000,000
Preferred stock issued and outstanding, percentage		20.00%